Financial Statement Components - Property and Equipment Capitalized Under Capital Lease Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 926
Less: accumulated depreciation	(261)
Property and equipment, net	665
Total property and equipment capitalized under capital lease obligations		$ 926	$ 579
Less: accumulated depreciation and amortization		(219)	(71)
Total		707	508
Computer hardware and software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	88
Total property and equipment capitalized under capital lease obligations		88	88
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 838
Total property and equipment capitalized under capital lease obligations		$ 838	$ 491